Condensed consolidated statements of cash flows € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Operating activities:
Net income (including non-controlling interests)	$ 45	$ 3,101
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	1,499	1,423
Impairment (note 4 and note 5)	1,097	86
Interest expense	361	356
Interest income	(46)	(33)
Income tax expense (note 7)	149	184
Income from associates, joint ventures and other investments	(302)	(242)
Provisions on pension and OPEB	224	226
Net gain on disposal of subsidiaries (note 4)	(72)	0
Change in fair value adjustment on call option on Mandatory Convertible Bonds (note 9)	61	(56)
Foreign exchange effects, write-downs of inventories to net realizable value, provisions and other non-cash operating expenses (net)	589	646
Changes in assets and liabilities that provided (required) cash:
Interest paid	(384)	(419)
Interest received	44	36
Cash contributions to plan assets and benefits paid for pensions and OPEB	(171)	(242)
VAT and other amounts recoverable from public authorities	313	(87)
Dividends received from associates, joint ventures and other investments	176	251
Taxes paid	(311)	(267)
Working capital, provision movements and other liabilities	(515)	(3,571)
Net cash provided by operating activities	2,757	1,392
Investing activities:
Purchase of property, plant and equipment and intangibles	(1,816)	(1,368)
Acquisitions of net assets of subsidiaries, net of cash acquired of 3 and 11 for the six months ended June 30, 2019 and June 30, 2018 respectively (note 2)	(46)	11
Lease installments and capital expenditure refund relating to ArcelorMittal Italia acquisition (note 2)	(163)	0
Disposal of net assets of subsidiaries, net of cash (disposed) of 34 and nil for the six months ended June 30, 2019 and June 30, 2018 respectively (note 4)	518	47
Proceeds from roll over of derivative hedging the proposed acquisition of ESIL (note 9)	257	0
Other investing activities (net)	(7)	78
Net cash used in investing activities	(1,257)	(1,232)
Financing activities:
Proceeds from short-term and long-term debt	2,438	2,020
Payments of short-term and long-term debt	(2,106)	(1,283)
Share buyback (note 6)	(90)	(226)
Dividends paid	(250)	(151)
Lease payments and other financing activities	(156)	(41)
Net cash (used in) provided by financing activities	(164)	319
Net increase in cash and cash equivalents	1,336	479
Effect of exchange rate changes on cash	2	(87)
Cash and cash equivalents:
At the beginning of the period	2,172	2,574
Reclassification of the period-end cash and cash equivalents from (to) assets held for sale	10	(23)
At the end of the period	$ 3,520	$ 2,943